Receivables, net and Contract assets and liabilities	12 Months Ended
Dec. 31, 2018
Receivables, net and Contract assets and liabilities
Receivables, net and Contract assets and liabilities

Note 8—Receivables, net and Contract assets and liabilities

“Receivables, net” consisted of the following:

	December 31,
($ in millions)	2018	2017
Trade receivables	5,970	5,553
Other receivables	635	510
Allowance	(219)	(202)
Total	6,386	5,861

“Trade receivables” in the table above includes contractual retention amounts billed to customers of $176 million and $168 million at December 31, 2018 and 2017, respectively. Management expects that the substantial majority of related contracts will be completed and the substantial majority of the billed amounts retained by the customer will be collected. Of the retention amounts outstanding at December 31, 2018, 62 percent and 28 percent are expected to be collected in 2019 and 2020, respectively.

“Other receivables” in the table above consists of value added tax, claims, rental deposits and other non-trade receivables.

The reconciliation of changes in the allowance for doubtful accounts is as follows:

($ in millions)	2018	2017	2016
Balance at January 1,	202	202	160
Additions	126	61	116
Deductions	(93)	(74)	(64)
Exchange rate differences	(16)	13	(10)
Balance at December 31,	219	202	202

The following table provides information about Contract assets and Contract liabilities:

($ in millions)	2018	2017	2016
Contract assets	1,082	1,141	1,222
Contract liabilities	1,707	1,792	1,690

Contract assets primarily relate to the Company’s right to receive consideration for work completed but for which no invoice has been issued at the reporting date. Contract assets are transferred to receivables when rights to receive payment become unconditional. Management expects that the majority of the amounts will be collected within one year of the respective balance sheet date.

Contract liabilities primarily relate to up-front advances received on orders from customers as well as amounts invoiced to customers in excess of revenues recognized predominantly on long-term projects. Contract liabilities are reduced as work is performed and as revenues are recognized.

The significant changes in the Contract assets and Contract liabilities balances were as follows:

	2018		2017
	Contract	Contract	Contract	Contract
($ in millions)	assets	liabilities	assets	liabilities
Revenue recognized, which was included in the Contract liabilities balance at Jan 1, 2018/2017		(879)		(1,212)
Additions to Contract liabilities - excluding amounts recognized as revenue during the period		518		868
Receivables recognized that were included in the Contract assets balance at Jan 1, 2018/2017	(633)		(584)

At December 31, 2018, the Company had unsatisfied performance obligations totaling $13,084 million and, of this amount, the Company expects to fulfill approximately 76 percent of the obligations in 2019, approximately 14 percent of the obligations in 2020 and the balance thereafter.